Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0001698990
Registrant Name	Magnolia Oil & Gas Corp
Registration File Number	333-297575
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES